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                               VAN KAMPEN TRUST,
                            ON BEHALF OF ITS SERIES,
                           VAN KAMPEN HIGH YIELD FUND

                     SUPPLEMENT DATED APRIL 29, 2003 TO THE
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                        PROSPECTUS DATED JULY 26, 2002,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Taxable Fixed Income team. The team is made up of established investment professionals. Current members of the team include Gordon W. Loery, an Executive Director of the Adviser, Joshua Givelber and Chad Liu, Vice Presidents of the Adviser. The composition of the team may change without notice from time to time.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    HYF SPT 4/03
                                                                      42 342 542